Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.92208%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,904,464.20

Principal:
Principal Collections	$19,937,483.81
Prepayments in Full	$9,446,196.20
Liquidation Proceeds	$600,136.58
Recoveries	$127,184.30
Sub Total	$30,111,000.89
Collections	$33,015,465.09

Purchase Amounts:
Purchase Amounts Related to Principal	$138,136.57
Purchase Amounts Related to Interest	$1,017.66
Sub Total	$139,154.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,154,619.32

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,154,619.32
Servicing Fee	$515,732.70	$515,732.70	$0.00	$0.00	$32,638,886.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,638,886.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,638,886.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,638,886.62
Interest - Class A-3 Notes	$1,893,146.31	$1,893,146.31	$0.00	$0.00	$30,745,740.31
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$30,459,802.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,459,802.81
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$30,264,705.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,264,705.81
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$30,125,096.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,125,096.64
Regular Principal Payment	$27,677,289.79	$27,677,289.79	$0.00	$0.00	$2,447,806.85
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,447,806.85
Residual Released to Depositor	$0.00	$2,447,806.85	$0.00	$0.00	$0.00
Total		$33,154,619.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,677,289.79
Total					$27,677,289.79

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,677,289.79	$60.00	$1,893,146.31	$4.10	$29,570,436.10	$64.10
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$27,677,289.79	$21.03	$2,513,789.98	$1.91	$30,191,079.77	$22.94

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$410,809,326.32	0.8906435	$383,132,036.53	0.8306386
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$539,089,326.32	0.4097108	$511,412,036.53	0.3886759

Pool Information
Weighted Average APR	5.379%	5.412%
Weighted Average Remaining Term	39.33	38.66
Number of Receivables Outstanding	24,755	24,056
Pool Balance	$618,879,242.74	$588,194,016.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$571,398,807.57	$543,261,239.38
Pool Factor	0.4287708	0.4075115

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$44,932,776.76
Targeted Overcollateralization Amount	$76,781,979.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,781,979.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$563,273.44
(Recoveries)		54	$127,184.30
Net Loss for Current Collection Period			$436,089.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8456%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3121%
Second Prior Collection Period			0.5516%
Prior Collection Period			0.5753%
Current Collection Period			0.8671%
Four Month Average (Current and Prior Three Collection Periods)			0.5765%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,560	$8,109,078.61
(Cumulative Recoveries)			$893,374.69
Cumulative Net Loss for All Collection Periods			$7,215,703.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4999%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,198.13
Average Net Loss for Receivables that have experienced a Realized Loss			$4,625.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	239	$8,490,814.26
61-90 Days Delinquent	0.19%	32	$1,104,889.26
91-120 Days Delinquent	0.05%	8	$311,679.97
Over 120 Days Delinquent	0.09%	12	$542,460.14
Total Delinquent Receivables	1.78%	291	$10,449,843.63

Repossession Inventory:
Repossessed in the Current Collection Period		20	$744,037.35
Total Repossessed Inventory		33	$1,320,033.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2277%
Prior Collection Period			0.1979%
Current Collection Period			0.2162%
Three Month Average			0.2139%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3331%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$2,155,062.58
2 Months Extended	104	$4,046,865.06
3+ Months Extended	17	$572,984.19

Total Receivables Extended	182	$6,774,911.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer